As filed with the Securities and Exchange Commission on July 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2009

Date of reporting period:  April 30, 2009

Item 1. Report to Stockholders.

EDGAR LOMAX VALUE FUND
Semi-Annual Report
April 30, 2009

Dear Fellow Shareholder:

During the last six months, stocks continued their declines from an already steep drop through this past October 31.  However, the 6-month performance results (through April 30, 2009) for the major stock indexes do not tell the whole story.  The S&P 500’s losses for the period would have been excruciating, if not for a nearly-straight-up rally following the index’s low on March 9.  In addition, the market’s relative attraction to “growth” stocks (as we first pointed out in our October 2007 annual report)—as opposed to “value” stocks, such as our holdings—grew considerably.  Specifically, the S&P 500 experienced a decline, for the 6-month period ending April 30, 2009, of -8.53%, while the S&P/Citigroup Value index (the “value” subindex of the S&P 500) fell -14.39% and the S&P/Citigroup Growth index lost just -2.89%.  The Fund’s holdings, outperformed the Citigroup Value with a return of -13.94%.

Meanwhile, the Fund’s longer-term results continue to compare favorably to the indexes.  During the year ended April 30, 2009, the Fund’s investments declined -37.95% while the S&P 500 and Citigroup Value lost -35.31% and -40.06%, respectively.  For the trailing 5- and 10-year periods, the Fund’s average annual total returns were -3.07% and -1.43%.  This compares to S&P 500 returns of -2.70% and -2.48%, and Citigroup Value declines of -3.26% and -1.71%.  In summary, the Fund outperformed the Citigroup Value in all periods and bested the S&P 500 over the full 10 years.  Finally, the Fund’s net expense ratio is 0.50%*, while its gross expense ratio is 1.60%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

We think the Fund remains solidly positioned for the future.  As we have stated in previous reports, the types of stocks we buy are often referred to as “blue chips” in the investment community.  Historically, they have held their values comparatively well in down markets.  However, the decline through March 9 was sharp and broad, even affecting financially-strong and profitable large value companies.  As the “babies” were thrown out with the bath water, our stocks were left remarkably cheap.  For example, our price-to-earnings ratio (“p/e”) based on past one-year earnings through April 30 stood at 27, while the S&P 500’s was a much higher 50.  Meanwhile, the Citigroup Value had no p/e, as its composite earnings were actually negative.  Consequently, we believe that the true, or “intrinsic,” value of our portfolio of generally profitable, dividend-paying companies has not yet fully been recognized by the investment community.

*Figures are from the Fund’s prospectus dated 2/28/09. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (excluding “Acquired Funds Fees and Expenses and extraordinary expenses”). The Advisor may be reimbursed for a period of three years from the date of the expense waiver. While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so. With these waivers, actual net annual fund operating expenses were 0.50% in the past fiscal year.

Please note that the “Schedule of Investments” included in this report details the Fund’s holdings as of April 30.  You may notice our continuing (though smaller) position in Financials, which we have retained despite the “default” risk that has surfaced among many of the largest companies in this sector over the past year.  Given the importance of Financials to the overall economy, we feel that the returns of our selections—which we believe to be among the strongest players in the sector—have the potential to be greatly rewarding when sustained economic growth resumes.  Our two biggest holdings in this economic sector are American Express and JPMorgan.  American Express is up 38% since January 1 of this year when we reestablished a position in the stock.  JPMorgan, which we’ve held the entire six months, declined about 19% (much less than its peers) but remains one of the most revered banks worldwide.  Finally, we are holding a substantial position for a “value” manager in Information Technology (8.5% of the Fund versus 7.5% of the Citigroup Value index) due to the relatively stronger balance sheets companies in this sector appear to have.  Our top holding here, IBM, came through with a 12% gain during the half-year period.

We greatly appreciate your confidence in the Fund, especially since this market may have tested your commitment to stocks in general.  You can be sure we will continue working hard to bring you good long-term results.

Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in sales and earnings.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The opinions expressed are those of the investment advisor, are subject to change, and forecasts made cannot be guaranteed.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

Current and future portfolio holdings are subject to risk.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The S&P/Citigroup Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The S&P/Citigroup Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.  You cannot invest directly in an index.

The price to earnings (P/E) ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2009 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/01/08 – 4/30/09).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500®/Citigroup Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2009, the Fund’s aggregate annual operating expenses were reduced to 0.81%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/01/08 – 4/30/09

Actual	$1,000.00	$860.60	$3.74

Hypothetical (5% return	$1,000.00	$1,020.78	$4.06
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at April 30, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited)

Shares	COMMON STOCKS: 94.68%	Value
	Banks - 1.52%
36,700	Regions Financial Corp.	$164,783
2,600	Wells Fargo & Co.	52,026
		216,809

	Capital Goods - 17.68%
5,500	3M Co.	316,800
13,600	The Boeing Co.	544,680
3,900	Caterpillar, Inc.	138,762
4,600	General Dynamics Corp.	237,682
34,900	General Electric Co.	441,485
8,100	Honeywell International, Inc.	252,801
2,700	Lockheed Martin Corp.	212,031
3,600	Tyco International Ltd. (a)	85,536
5,900	United Technologies Corp.	288,156
		2,517,933

	Diversified Financials - 7.14%
9,500	American Express Co.	239,590
22,100	Bank of America Corp.	197,353
4,100	Capital One Financial Corp.	68,634
9,865	J.P. Morgan Chase & Co.	325,545
5,000	Morgan Stanley	118,200
2,900	NYSE Euronext	67,193
		1,016,515

	Energy - 17.59%
8,500	Baker Hughes, Inc.	302,430
8,500	Chevron Corp.	561,850
9,300	ConocoPhillips	381,300
3,400	Devon Energy Corp.	176,290
4,800	Exxon Mobil Corp.	320,016
14,900	Halliburton Co.	301,278
8,200	Occidental Petroleum Corp.	461,578
		2,504,742

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), continued

Shares	COMMON STOCKS: 94.68%	Value
	Food & Staples Retailing - 2.71%
4,900	CVS Caremark Corp.	$155,722
5,700	Walgreen Co.	179,151
1,000	Wal-Mart Stores, Inc.	50,400
		385,273

	Food, Beverages & Tobacco - 6.82%
13,650	Altria Group, Inc.	222,905
4,000	Campbell Soup Co.	102,880
2,100	HJ Heinz Co.	72,282
19,983	Kraft Foods, Inc. - Class A	467,602
12,700	Sara Lee Corp.	105,664
		971,333

	Insurance - 0.39%
2,400	The Allstate Corp.	55,992

	Materials - 10.16%
58,500	Alcoa, Inc.	530,595
5,200	The Dow Chemical Co.	83,200
29,838	E. I. du Pont de Nemours and Co.	832,480
		1,446,275

	Media - 2.15%
14,000	The Walt Disney Co.	306,600

	Pharmaceuticals, Biotechnology & Life Sciences - 9.98%
8,600	Bristol-Myers Squibb Co.	165,120
10,300	Merck & Co., Inc.	249,672
42,700	Pfizer, Inc.	570,472
10,300	Wyeth	436,720
		1,421,984

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), continued

Shares	COMMON STOCKS: 94.68%	Value
	Retailing - 1.43%
5,400	The Home Depot, Inc.	$142,128
1,500	Target Corp.	61,890
		204,018

	Semiconductors & Semiconductor Equipment - 2.72%
5,000	Intel Corp.	78,900
17,100	Texas Instruments, Inc.	308,826
		387,726

	Technology Hardware & Equipment - 5.77%
6,200	Hewlett-Packard Co.	223,076
5,800	International Business Machines Corp.	598,618
		821,694

	Telecommunication Services - 3.92%
10,900	AT&T, Inc.	279,258
9,200	Verizon Communications, Inc.	279,128
		558,386

	Transportation - 0.65%
2,600	Norfolk Southern Corp.	92,768

	Utilities - 4.05%
17,100	American Electric Power Co., Inc.	451,098
1,400	Exelon Corp.	64,582
2,100	Southern Co.	60,648
		576,328

	TOTAL COMMON STOCKS (Cost $16,953,586)	13,484,376

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), continued

Shares	SHORT-TERM INVESTMENTS - 5.19%	Value

667,482	AIM STIT-STIC Prime Portfolio	$667,482
71,743	Fidelity Institutional Money Market Portfolio	71,743
	TOTAL SHORT-TERM INVESTMENTS (Cost $739,225) .	739,225

	Total Investments in Securities (Cost $17,692,811) - 99.87%	14,223,601
	Other Assets in Excess of Liabilities - 0.13%	17,919
	NET ASSETS - 100.00%	$14,241,520

(a) U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2009 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $17,692,811)	$14,223,601
Cash	1,993
Receivables
Dividends and interest	23,328
Due from Advisor (Note 3)	1,334
Fund shares sold	1,910
Prepaid expenses	14,087
Total assets	14,266,253

LIABILITIES
Payables
Audit fees	9,025
Transfer agent fees and expenses	6,545
Fund accounting fees	4,463
Administration fees	2,466
Chief Compliance Officer fee	908
Custody fees	874
Accrued expenses	452
Total liabilities	24,733

NET ASSETS	$14,241,520

Net asset value, offering and redemption price per share
[$14,241,520/2,067,440 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$6.89

COMPONENTS OF NET ASSETS
Paid-in capital	$22,939,043
Undistributed net investment income	186,964
Accumulated net realized loss on investments	(5,415,277)
Net unrealized depreciation on investments	(3,469,210)
Net assets	$14,241,520

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the six months ended April 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$314,942
Interest	2,131
Total investment income	317,073

EXPENSES
Advisory fees (Note 3)	55,588
Adminstration fees (Note 3)	15,010
Transfer agent fees and expenses (Note 3)	14,026
Fund accounting fees (Note 3)	11,169
Audit fees	9,025
Registration fees	8,481
Legal fees	6,038
Trustee fees	3,226
Chief Compliance Officer fee (Note 3)	3,167
Custody fees (Note 3)	2,213
Insurance expense	1,797
Reports to shareholders	1,297
Other expenses	1,906
Total expenses	132,943
Less: advisory fee waiver and absorption (Note 3)	(76,408)
Net expenses	56,535
Net investment income	260,538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(5,147,172)
Net change in unrealized appreciation on investments	2,571,823
Net realized and unrealized loss on investments	(2,575,349)
Net Decrease in Net Assets Resulting from Operations	$(2,314,811)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	April 30, 2009	Ended
	(Unaudited)	October 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$260,538	$628,589
Net realized loss on investments	(5,147,172)	(198,549)
Net change in unrealized appreciation (depreciation) on investments	2,571,823	(9,472,287)
Net decrease in net assets resulting from operations	(2,314,811)	(9,042,247)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(620,882)	(674,260)
From net realized gain on investments	—	(2,240,718)
Total distributions to shareholders	(620,882)	(2,914,978)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	574,353	2,152,517
Total decrease in net assets	(2,361,340)	(9,804,708)

NET ASSETS
Beginning of period	16,602,860	26,407,568
End of period	$14,241,520	$16,602,860

Undistributed net investment income at end of period	$186,964	$547,308

(a) A summary of share transactions is as follows:

	Six Months
	Ended		Year
	April 30, 2009		Ended
	(Unaudited)		October 31, 2008

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	59,224	$403,818	277,815	$3,041,571
Shares issued on reinvestments of distributions	84,809	619,955	246,813	2,907,454
Shares redeemed	(65,735)	(449,420)	(345,476)	(3,796,508)
Net increase	78,298	$574,353	179,152	$2,152,517

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months			Year Ended October 31
	Ended April 30, 2009		2008	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$8.35		$14.59	$13.57	$12.11	$11.29	$10.46

Income from investment operations:
Net investment income	0.13		0.32	0.35	0.24	0.24	0.17
Net realized and unrealized
gain (loss) on investments	(1.28)		(4.93)	1.23	2.14	0.84	0.81
Total from investment operations	(1.15)		(4.61)	1.58	2.38	1.08	0.98

Less distributions:
From net investment income	(0.31)		(0.38)	(0.26)	(0.25)	(0.18)	(0.15)
From net realized gain
on investments	—		(1.25)	(0.30)	(0.67)	(0.08)	—
Total distributions	(0.31)		(1.63)	(0.56)	(0.92)	(0.26)	(0.15)

Net asset value, end of period	$6.89		$8.35	$14.59	$13.57	$12.11	$11.29

Total return	-13.94	%‡	-34.86%	11.96%	20.83%	9.62%	9.39%

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,242		$16,603	$26,408	$23,576	$14,072	$12,824

Ratio of expenses to average net assets:
Before expense reimbursement	1.91	%†	1.60%	1.23%	1.52%	1.76%	2.13%
After expense reimbursement	0.81	%†	0.50%	0.50%	0.62%	0.94%	1.23%

Ratio of net investment income to average net assets:
Before expense reimbursement	2.65	%†	1.77%	1.64%	1.53%	1.23%	0.64%
After expense reimbursement	3.75	%†	2.87%	2.37%	2.43%	2.05%	1.54%

Portfolio turnover rate	69.82	%‡	62.83%	51.37%	30.43%	47.97%	10.72%

†  Annualized
‡  Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.

These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See Note 5 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), continued

Effective April 30, 2008, the Fund adopted the Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.  Generally, tax authorities can examine all tax returns filed for the last three years. As of April 30, 2009, open tax years include the tax years ended October 31, 2005 through 2008.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), continued

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2009, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the “S&P 500 Value Index.”  Through February 28, 2006, the performance of the S&P 500 Value Index was that of the S&P/Barra Value Index. Thereafter, it is the performance of the S&P 500/Citigroup Value Index (which Standard & Poor’s chose to replace the S&P 500/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2009, the Fund incurred $55,588 in advisory fees of which the Advisor voluntarily waived $7,501 resulting in net advisory fees of $48,087.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2009, the Fund’s aggregate annual operating expenses were reduced to 0.81%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2009, the Advisor reduced its fees and absorbed Fund expenses in the amount of $76,408; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2009	$147,553
2010	203,015
2011	241,741
2012	76,408
$668,717

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended April 30, 2009, the Fund incurred $15,010 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the six months ended April 30, 2009, the Fund incurred $11,169 in fund accounting fees and $10,498 in transfer agent fees.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2009, the Fund incurred $2,213 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended April 30, 2009, the Fund was allocated $3,167 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,056,286 and $9,571,333, respectively.

NOTE 5 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2009:

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), continued

		Fair Value Measurements at Reporting Date Using

		Quoted Prices	Significant Other	Significant
		in Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$14,223,601	$14,223,601	$ —	$ —
Total	$14,223,601	$14,223,601	$ —	$ —

NOTE 6 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 was as follows:

	2009	2008
Ordinary income	$620,882	$1,118,469
Long-term capital gains	—	1,796,509

Ordinary income distributions may include dividends paid from short-term capital gains.

The Fund has designated $1,796,509 as long-term capital gain distribution pursuant to the Internal Revenue Code section 852(b)(3).

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), continued

As of October 31, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Cost of investments	$22,772,712

Gross tax unrealized appreciation	2,038,341
Gross tax unrealized depreciation	(8,105,177)
Net tax unrealized depreciation	(6,066,836)

Undistributed ordinary income	547,308
Undistributed long-term capital gain	—
Total distributable earnings	547,308

Other accumulated gains/losses	(242,302)
Total accumulated earnings	$(5,761,830)

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, the Fund had a capital loss carryforward of $242,302 which expires in 2016. To the extent the Fund realizes future net capital gains, the gains will be offset by any available capital loss carryforward.

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2009 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Edgar Lomax Value Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.  The Board noted that the Fund’s performance was above or equal to its peer group median and averages for the relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% (the “Expense Cap”).  Additionally, the Board noted that the Advisor had voluntarily waived advisory fees or paid Fund expenses whenever the Fund’s three-year or five-year average annual total return was less than that of a specific index.  The Board noted that the Fund’s total expense ratio as a result of the voluntary waiver was substantially below the peer group median and average while the contractual advisory fee was above its peer group median and average, though the contractual advisory fee was in line with the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, in addition to the voluntary expense limitation, the Advisor received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Fund’s total expense ratios have declined since the Fund’s inception due to growth of assets.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or pay Fund expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

5.
THE PROFITS TO BE REALIzED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars.”  The Board also considered that the Fund does not charge any Rule 12b-1 fees.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Edgar Lomax Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Edgar Lomax Value Fund would be in the best interest of the Fund and its shareholders.

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Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, VA 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53213

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus, please call 866-205-0524.

Semi-Annual Report For the six months ended April 30, 2009

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/29/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    6/29/09

* Print the name and title of each signing officer under his or her signature.